Inventory	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventory
5.	Inventory

Inventory consists of the following:
	Carrying Value September 30, 2012 $	Carrying Value December 31, 2011 $
Finished goods	457,437	107,559
Work in process	-	3,061
Raw Materials	297,358	260,348
	754,795	370,968